Business Segments	12 Months Ended
Jan. 02, 2016
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS
During the first quarter of fiscal 2016, the Company’s portfolio of brands was realigned into the following four operating segments, which the Company has determined to be reportable operating segments.

•	Wolverine Outdoor & Lifestyle Group, consisting of Merrell® footwear and apparel, Cat® footwear, Hush Puppies® footwear and apparel, Chaco® footwear, Sebago® footwear and apparel and Cushe® footwear;

•	Wolverine Boston Group, consisting of Sperry® footwear and apparel, Saucony® footwear and apparel and Keds® footwear and apparel;

•	Wolverine Heritage Group, consisting of Wolverine® footwear and apparel, Bates® uniform footwear, Harley-Davidson® footwear and HyTest® safety footwear; and

•	Wolverine Multi-Brand Group, consisting of Stride Rite® footwear and apparel and the Company's multi-brand consumer-direct businesses.
The reportable segments are engaged in designing, manufacturing, sourcing, marketing, licensing and distributing branded footwear, apparel and accessories. Reported revenue for the reportable operating segments includes revenue from the sale of branded footwear, apparel and accessories to third-party customers; revenue from third-party licensees and distributors; and revenue from the Company’s consumer-direct businesses.
The Company also reports “Other” and “Corporate” categories. The Other category consists of the Company’s leather marketing operations and sourcing operations that include third-party commission revenues. The Corporate category consists of unallocated corporate expenses, including restructuring and impairment costs. The Company’s operating segments are determined based on how the Company internally reports and evaluates financial information used to make operating decisions. The operating segment managers all report directly to the chief operating decision maker.
Company management uses various financial measures to evaluate the performance of the reportable operating segments. The following is a summary of certain key financial measures for the respective fiscal periods indicated. Amounts have been recast for all periods presented to reflect the new reportable operating segments.

	Fiscal Year
(In millions)	2015	2014	2013
Revenue:
Wolverine Outdoor & Lifestyle Group	$957.5	$1,024.6	$998.4
Wolverine Boston Group	942.8	906.1	887.4
Wolverine Heritage Group	370.5	369.7	352.9
Wolverine Multi-Brand Group	351.2	399.0	402.0
Other	69.6	61.7	50.4
Total	$2,691.6	$2,761.1	$2,691.1
Operating profit (loss):
Wolverine Outdoor & Lifestyle Group	$197.7	$216.0	$201.3
Wolverine Boston Group	132.9	132.9	153.4
Wolverine Heritage Group	54.6	59.5	54.3
Wolverine Multi-Brand Group	5.2	14.3	21.2
Other	5.6	4.4	3.7
Corporate	(194.9)	(197.2)	(241.6)
Total	$201.1	$229.9	$192.3
Depreciation and amortization expense:
Wolverine Outdoor & Lifestyle Group	$3.4	$3.7	$4.0
Wolverine Boston Group	4.2	3.4	2.6
Wolverine Heritage Group	0.5	0.5	0.6
Wolverine Multi-Brand Group	6.3	6.7	6.3
Other	1.5	1.8	2.0
Corporate	32.8	37.2	40.7
Total	$48.7	$53.3	$56.2
Capital expenditures:
Wolverine Outdoor & Lifestyle Group	$4.7	$3.4	$3.4
Wolverine Boston Group	8.3	5.3	7.8
Wolverine Heritage Group	0.4	0.3	0.5
Wolverine Multi-Brand Group	7.2	8.1	14.4
Other	0.9	0.4	1.8
Corporate	24.9	12.5	13.8
Total	$46.4	$30.0	$41.7

(In millions)	January 2, 2016	January 3, 2015
Total assets:
Wolverine Outdoor & Lifestyle Group	$444.2	$454.7
Wolverine Boston Group	1,324.2	1,315.9
Wolverine Heritage Group	169.9	153.8
Wolverine Multi-Brand Group	204.3	222.8
Other	23.9	21.5
Corporate	267.9	322.6
Total	$2,434.4	$2,491.3
Goodwill:
Wolverine Outdoor & Lifestyle Group	$130.4	$131.6
Wolverine Boston Group	256.2	264.7
Wolverine Heritage Group	16.5	16.5
Wolverine Multi-Brand Group	26.0	26.0
Total	$429.1	$438.8

Geographic dispersion of revenue from external customers, based on shipping destination is as follows:

	Fiscal Year
(In millions)	2015	2014	2013
United States	$1,948.9	$1,990.2	$1,984.8
Foreign:
Europe, Middle East and Africa	345.3	391.0	362.0
Canada	141.2	163.0	166.2
Other	256.2	216.9	178.1
Total from foreign territories	742.7	770.9	706.3
Total revenue	$2,691.6	$2,761.1	$2,691.1

The location of the Company’s tangible long-lived assets, which is comprised of property, plant and equipment, is as follows:

(In millions)	January 2, 2016	January 3, 2015	December 29, 2012
United States	$117.7	$126.8	$136.7
Foreign countries	13.9	10.0	15.2
Total	$131.6	$136.8	$151.9

The Company does not believe that it is dependent upon any single customer because no customer accounts for more than 10% of consolidated revenue in any year.
During fiscal 2015, the Company sourced approximately 99% of its footwear products from third-party suppliers located primarily in the Asia Pacific region. For fiscal 2015, the remainder was produced at Company-owned manufacturing facilities in the U.S. All apparel and accessories are sourced from third-party suppliers. While changes in suppliers could cause delays in manufacturing and a possible loss of sales, management believes that other suppliers could provide similar products on comparable terms.